UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2008

1.808792.104

SI-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 27.0%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		$ 6,010	$ 3,426
6% 5/1/15		21,875	10,117
ON Semiconductor Corp. 0% 4/15/24		450	420
Spansion, Inc. 2.25% 6/15/16 (g)		4,115	1,202
			15,165
Nonconvertible Bonds - 26.7%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	2,183
Visteon Corp. 7% 3/10/14		10,020	4,910
			7,093
Automobiles - 0.2%
Ford Motor Co.:
7.125% 11/15/25		190	78
7.4% 11/1/46		1,220	445
7.45% 7/16/31		8,565	3,683
7.5% 8/1/26		550	223
8.875% 1/15/22		1,045	465
8.9% 1/15/32		465	233
General Motors Corp.:
6.75% 5/1/28		2,080	666
7.125% 7/15/13		3,400	1,564
7.4% 9/1/25		3,925	1,413
8.25% 7/15/23		4,155	1,631
			10,401
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	2,781
Mac-Gray Corp. 7.625% 8/15/15		680	646
			3,427
Hotels, Restaurants & Leisure - 1.2%
Cap Cana SA 9.625% 11/3/13 (g)		2,175	1,283
Carrols Corp. 9% 1/15/13		4,095	3,440
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.:
6.75% 11/15/14		$ 3,690	$ 3,137
8% 11/15/13		920	814
MGM Mirage, Inc.:
5.875% 2/27/14		2,785	1,963
6.625% 7/15/15		1,595	1,101
6.75% 4/1/13		1,020	806
6.875% 4/1/16		1,935	1,335
7.5% 6/1/16		4,720	3,375
7.625% 1/15/17		2,495	1,796
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	1,477
OSI Restaurant Partners, Inc. 10% 6/15/15		12,740	5,733
Scientific Games Corp. 6.25% 12/15/12		660	581
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,032
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		5,450	4,987
Six Flags, Inc.:
8.875% 2/1/10		8,225	6,169
9.625% 6/1/14		669	375
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,268
Station Casinos, Inc.:
6% 4/1/12		6,330	3,576
6.5% 2/1/14		11,643	3,609
6.625% 3/15/18		11,970	3,711
6.875% 3/1/16		12,803	3,969
7.75% 8/15/16		10,715	5,813
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	2,962
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,549
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,655
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	375
9% 1/15/12		575	374
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,243	982
			75,247
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (g)		$ 315	$ 309
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,785	2,479
			2,788
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	601
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,564
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		8,305	8,388
CanWest Media, Inc. 8% 9/15/12		860	705
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		19,013	12,739
11% 10/1/15		310	208
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		11,055	9,839
10.25% 9/15/10		3,150	2,835
10.25% 10/1/13		6,395	5,372
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		4,115	4,033
Clear Channel Communications, Inc.:
4.9% 5/15/15		4,045	1,203
5.5% 9/15/14		5,515	1,710
5.5% 12/15/16		2,620	969
5.75% 1/15/13		3,145	1,400
6.875% 6/15/18		2,940	1,117
7.25% 10/15/27		3,310	1,225
10.75% 8/1/16 (g)		11,575	6,352
CSC Holdings, Inc.:
6.75% 4/15/12		3,075	2,829
7.625% 7/15/18		4,590	3,993
7.875% 2/15/18		5,714	5,085
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,409
6.625% 10/1/14		9,095	7,231
7% 10/1/13		3,800	3,268
7.125% 2/1/16		32,555	26,207
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Haights Cross Communications, Inc. 0% 8/15/11 (e)		$ 1,550	$ 1,008
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	1,157
Lamar Media Corp. 6.625% 8/15/15		13,230	11,047
Liberty Media Corp. 8.5% 7/15/29		6,535	4,618
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	837
Nielsen Finance LLC/Nielsen Finance Co. 0% 8/1/16 (e)		7,095	4,647
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,346
10.375% 9/1/14 (g)		9,610	10,091
Sun Media Corp. Canada 7.625% 2/15/13		635	565
The Reader's Digest Association, Inc. 9% 2/15/17		3,000	1,695
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		21,420	17,136
Videotron Ltd. 6.875% 1/15/14		550	506
			169,337
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		4,120	4,066
Specialty Retail - 0.3%
Claire's Stores, Inc.:
9.25% 6/1/15		2,270	1,044
10.375% 6/1/15 pay-in-kind		3,560	890
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	116
10% 11/1/14		13,170	8,231
11.375% 11/1/16		6,660	3,147
Toys 'R' US, Inc. 7.875% 4/15/13		2,835	2,240
			15,668
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
8.875% 4/1/16		1,650	1,328
9.75% 1/15/15		1,775	1,562
			2,890
TOTAL CONSUMER DISCRETIONARY			291,518
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		$ 150	$ 109
16% 3/27/12 (g)		2,097	1,519
			1,628
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		3,440	1,754
9.5% 6/15/17		5,710	2,912
Tesco PLC 5.875% 9/12/16	EUR	1,850	2,491
			7,157
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		1,935	1,587
Gruma SA de CV 7.75%		6,460	6,202
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		370	37
Michael Foods, Inc. 8% 11/15/13		420	401
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	882
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	334
10.625% 4/1/17		1,015	761
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		3,250	2,633
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	2,360
			15,197
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	213
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	441
TOTAL CONSUMER STAPLES			24,636
ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,353
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	3,811
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,422
			9,586
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.4%
ANR Pipeline, Inc. 7.375% 2/15/24		$ 2,165	$ 2,403
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		4,090	3,681
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	8,756
Berry Petroleum Co. 8.25% 11/1/16		2,930	2,461
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	3,835
8.875% 2/1/17		3,780	2,930
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	7,881
6.875% 11/15/20		7,280	6,224
7% 8/15/14		865	813
7.5% 6/15/14		850	814
7.625% 7/15/13		17,730	16,932
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	5,040
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		4,560	4,492
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,320
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,305
EXCO Resources, Inc. 7.25% 1/15/11		570	542
Forest Oil Corp. 8% 12/15/11		480	473
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	900	1,206
6.605% 2/13/18	EUR	1,200	1,289
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,030
InterNorth, Inc. 9.625% 3/16/06 (c)		935	18
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (g)		2,015	1,773
Mariner Energy, Inc. 8% 5/15/17		1,420	1,200
Massey Energy Co. 6.875% 12/15/13		11,040	9,964
OPTI Canada, Inc. 7.875% 12/15/14		4,465	3,929
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,302
7.875% 11/1/26		5,640	5,076
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	837
6.625% 6/15/35		2,870	2,605
6.625% 6/15/35 (g)		1,320	1,198
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		8,045	6,999
9.125% 7/15/13		10,710	9,960
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA:
5.25% 4/12/17		$ 48,740	$ 26,320
5.375% 4/12/27		12,365	5,379
Petroleum Development Corp. 12% 2/15/18		4,390	4,390
Range Resources Corp. 7.375% 7/15/13		2,190	2,091
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (g)		4,370	3,933
Ship Finance International Ltd. 8.5% 12/15/13		7,015	6,805
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,431
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,460	2,374
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	1,049
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	471
7.5% 4/1/17		7,600	7,403
7.625% 4/1/37		1,035	919
8.375% 6/15/32		1,155	1,106
TNK-BP Finance SA:
6.875% 7/18/11 (g)		4,675	3,997
7.5% 3/13/13 (Reg. S)		4,550	3,504
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	330
8.875% 7/15/12		1,455	1,542
Venoco, Inc. 8.75% 12/15/11		3,260	2,804
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	4,399
YPF SA 10% 11/2/28		5,635	5,156
			209,691
TOTAL ENERGY			219,277
FINANCIALS - 3.1%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.375% 2/15/13	EUR	990	1,149
Merrill Lynch & Co., Inc. 4.625% 10/2/13	EUR	1,400	1,521
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	800	941
Morgan Stanley 3.75% 3/1/13	EUR	1,700	2,054
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,180
			6,845
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.2%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,250	$ 2,202
Anglo Irish Bank Corp. PLC 5.505% 6/25/14 (j)	EUR	1,820	1,903
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,300	1,416
Bancaja Emisiones SA 4.625% (j)	EUR	1,725	1,115
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	9,318	2,640
Bank of Scotland PLC 5.625% 5/23/13	EUR	785	996
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,150	1,528
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	1,300	1,228
Caja Madrid SA 5.231% 10/17/16 (j)	EUR	1,500	1,878
Credit Agricole SA 5.971% 2/1/18	EUR	1,800	2,439
Development Bank of Philippines 8.375% (j)		6,055	5,752
DnB NOR Bank ASA 3.4742% 8/11/09 (j)	CAD	1,500	1,411
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		15,205	10,796
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		2,177	1,938
Export-Import Bank of India 1.3925% 6/7/12 (j)	JPY	320,000	2,821
Halifax PLC 4.75% 3/24/09	EUR	895	1,221
HBOS PLC 6.305% 10/18/17 (j)	GBP	900	1,454
HBOS Treasury Services PLC 3.4843% 1/19/10 (j)	CAD	1,500	1,404
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		4,810	3,535
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		2,065	1,951
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,412
Kyivstar GSM 10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		2,390	2,366
Natixis SA 5.212% 1/26/17 (j)	EUR	1,100	1,319
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,428
St. George Bank Ltd. 6.5% 6/24/13	EUR	1,550	2,180
Standard Chartered Bank 5.419% 3/28/18 (j)	EUR	1,250	1,528
Sumitomo Mitsui Banking Corp. 1.7625% (j)	JPY	100,000	941
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		6,385	5,427
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		2,410	2,290
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		2,465	2,385
			74,904
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.3%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		$ 1,420	$ 1,022
Ford Motor Credit Co. LLC:
7% 10/1/13		1,470	903
7.25% 10/25/11		2,740	1,742
7.375% 2/1/11		735	488
7.8% 6/1/12		3,660	2,379
8% 12/15/16		2,215	1,407
General Motors Acceptance Corp.:
6.875% 8/28/12		1,840	731
7% 2/1/12		5,150	2,099
GMAC LLC:
6% 4/1/11		4,980	2,359
6.625% 5/15/12		2,180	872
SLM Corp.:
5.158% 12/15/10 (j)	EUR	1,100	1,115
5.288% 6/17/13 (j)	EUR	620	572
			15,689
Diversified Financial Services - 0.8%
Banca Italease SpA 5.669% 6/28/16 (j)	EUR	1,500	1,814
Bank of America Corp. 7% 7/31/28	GBP	1,450	2,571
BAT International Finance PLC 5.375% 6/29/17	EUR	900	1,149
Broadgate PLC 6.7125% 10/5/25 (j)	GBP	805	1,038
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		5,610	4,867
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	1,349
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	732	627
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	164	271
8.151% 12/31/30	GBP	370	633
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,600	1,392
Getin Finance PLC 6.967% 5/13/09 (j)	EUR	650	860
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	1,830
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,694
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	950	1,439
7.25% 9/15/14	EUR	1,200	1,655
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
NCO Group, Inc. 11.875% 11/15/14		$ 2,185	$ 1,639
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		12,000	10,920
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (j)		3,410	2,899
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	98,018	3,475
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	979
Sedna Finance Corp. 5.708% 3/15/16 (j)	EUR	1,150	0
TMK Capital SA 10% 7/29/11		4,900	4,153
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,400	1,781
UT2 Funding PLC 5.321% 6/30/16	EUR	1,270	1,257
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,337
4.375% 5/19/14	EUR	650	762
			52,391
Insurance - 0.1%
Corporacion Mapfre SA 5.921% 7/24/37 (j)	EUR	1,800	2,108
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	1,200	1,406
Novae Group PLC 8.375% 4/27/17 (j)	GBP	450	560
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	500	619
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	974
			5,667
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		3,400	3,026
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	4,515
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,071
			13,612
Real Estate Management & Development - 0.3%
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		3,285	2,037
Realogy Corp.:
10.5% 4/15/14		29,720	13,374
11.75% 4/15/14 pay-in-kind		12,625	3,979
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,534
			20,924
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Credit Logement SA:
4.604% (j)	EUR	2,000	$ 2,348
5.558% 12/2/49 (j)	EUR	1,000	1,281
			3,629
TOTAL FINANCIALS			193,661
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		6,840	6,498
Invacare Corp. 9.75% 2/15/15		1,530	1,499
			7,997
Health Care Providers & Services - 1.2%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind		11,685	8,910
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,372
DASA Finance Corp. 8.75% 5/29/18 (g)		2,070	1,656
DaVita, Inc. 6.625% 3/15/13		5,230	4,916
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,000
HCA, Inc.:
9.125% 11/15/14		12,275	11,937
9.25% 11/15/16		11,640	11,320
9.625% 11/15/16 pay-in-kind		1,155	1,094
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,220
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,615
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	290
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,154
Tenet Healthcare Corp.:
9.25% 2/1/15		1,512	1,429
9.875% 7/1/14		12,685	12,114
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,261
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		585	507
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,675	7,426
			73,221
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,748
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Bayer AG 5.062% 4/10/10 (j)	EUR	1,250	$ 1,740
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,427
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,940	2,541
			5,802
TOTAL HEALTH CARE			88,768
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	512
Hexcel Corp. 6.75% 2/1/15		2,350	2,280
Orbimage Holdings, Inc. 12.6538% 7/1/12 (j)		1,720	1,780
			4,572
Airlines - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	517
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	205
10% 8/15/08 (a)		1,255	16
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,522	7,142
8.021% 8/10/22		4,972	3,530
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	19
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	14
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,295	1,515
8.028% 11/1/17		1,080	670
			13,635
Building Products - 0.2%
Compagnie de St. Gobain 5.212% 4/11/12 (j)	EUR	1,250	1,634
Nortek, Inc.:
8.5% 9/1/14		11,485	6,489
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Nortek, Inc.: - continued
10% 12/1/13 (g)		$ 5,090	$ 4,505
NTK Holdings, Inc. 0% 3/1/14 (e)		6,210	2,701
			15,329
Commercial Services & Supplies - 0.5%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	149
Allied Waste North America, Inc.:
6.5% 11/15/10		830	805
7.125% 5/15/16		3,215	2,998
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	700
Cenveo Corp. 10.5% 8/15/16 (g)		2,795	2,585
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,298
7.75% 1/15/15		4,830	4,782
8.625% 4/1/13		2,900	2,857
West Corp. 9.5% 10/15/14		8,620	6,896
			32,070
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,250	1,244
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,850	2,183
			3,427
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	946
General Cable Corp. 7.125% 4/1/17		680	632
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	837
SGL Carbon AG 6.215% 5/15/15 (j)	EUR	1,500	1,900
			4,315
Industrial Conglomerates - 0.3%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,000	2,403
Sequa Corp.:
11.75% 12/1/15 (g)		10,805	9,076
13.5% 12/1/15 pay-in-kind (g)		3,722	3,087
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (j)	GBP	1,075	1,647
			16,213
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,148
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc. 7.125% 3/1/28		$ 2,250	$ 2,153
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,341	1,187
9.5% 8/1/14		6,310	5,805
			10,293
Marine - 0.1%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	2,625	2,610
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	3,925
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,616
US Shipping Partners LP 13% 8/15/14		3,185	1,338
			9,489
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		720	734
7.75% 10/1/16		1,390	1,418
			2,152
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,612
7.625% 12/1/13		1,700	1,632
Kansas City Southern Railway Co. 7.5% 6/15/09		3,165	3,165
TFM SA de CV 9.375% 5/1/12		6,450	6,611
			13,020
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	2,085
Penhall International Corp. 12% 8/1/14 (g)		1,515	970
VWR Funding, Inc. 10.25% 7/15/15		4,270	3,587
			6,642
TOTAL INDUSTRIALS			131,157
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.5%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	6,101
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	12,231
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28		$ 6,570	$ 4,008
Nortel Networks Corp.:
7.0406% 7/15/11 (j)		3,760	2,425
10.125% 7/15/13		3,730	2,257
10.75% 7/15/16		3,760	2,143
10.75% 7/15/16 (g)		5,170	2,947
			32,112
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		5,665	5,113
IT Services - 0.3%
Ceridian Corp.:
11.25% 11/15/15 (g)		3,710	3,005
12.25% 11/15/15 pay-in-kind (g)(j)		875	700
Iron Mountain, Inc. 8.75% 7/15/18		5,160	5,237
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	4,765
Unisys Corp.:
8% 10/15/12		875	709
12.5% 1/15/16		3,030	2,879
			17,295
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		4,585	4,169
Xerox Corp.:
6.4% 3/15/16		8,000	7,562
7.625% 6/15/13		12,010	11,950
			23,681
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc. 9.25% 6/1/16		6,840	5,814
ASML Holding NV 5.75% 6/13/17	EUR	2,900	3,195
Avago Technologies Finance Ltd.:
8.3106% 6/1/13 (j)		902	893
11.875% 12/1/15		8,455	8,709
Freescale Semiconductor, Inc.:
8.875% 12/15/14		34,905	24,084
9.125% 12/15/14 pay-in-kind		26,855	16,919
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.0688% 12/15/11 (j)		735	250
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
New ASAT Finance Ltd. 9.25% 2/1/11		$ 2,100	$ 882
NXP BV:
7.875% 10/15/14		2,130	1,448
9.5% 10/15/15		17,685	9,196
Spansion LLC 11.25% 1/15/16 (g)		4,255	2,447
Viasystems, Inc. 10.5% 1/15/11		4,065	3,821
			77,658
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	505
TOTAL INFORMATION TECHNOLOGY			156,364
MATERIALS - 3.1%
Chemicals - 0.9%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,098
Georgia Gulf Corp.:
7.125% 12/15/13		1,280	742
9.5% 10/15/14		5,515	3,474
Huntsman LLC 11.625% 10/15/10		466	466
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	5,912
MacDermid, Inc. 9.5% 4/15/17 (g)		500	420
Momentive Performance Materials, Inc.:
9.75% 12/1/14		26,260	20,483
10.875% 12/1/14 pay-in-kind		5,055	3,657
11.5% 12/1/16		21,570	14,668
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,600
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		3,430	1,132
			56,652
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		640	467
Berry Plastics Holding Corp.:
8.875% 9/15/14		8,020	5,975
10.25% 3/1/16		4,055	2,474
BWAY Corp. 10% 10/15/10		1,175	1,128
Constar International, Inc. 11% 12/1/12		2,530	380
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	270
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.: - continued
7.5% 12/15/96		$ 3,685	$ 2,635
8% 4/15/23		2,980	2,518
Crown European Holdings SA 6.25% 9/1/11	EUR	2,100	2,774
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	859
8.25% 5/15/13		3,390	3,373
Vitro SAB de CV:
8.625% 2/1/12		11,710	9,017
9.125% 2/1/17		2,210	1,414
			33,284
Metals & Mining - 1.4%
Aleris International, Inc. 9% 12/15/14		2,790	1,702
Compass Minerals International, Inc. 12% 6/1/13		752	752
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,034
Evraz Group SA 8.875% 4/24/13 (g)		11,655	8,974
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	3,577
10.625% 9/1/16 (g)		8,945	8,632
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,295
8.25% 4/1/15		8,780	8,626
8.375% 4/1/17		25,420	24,975
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,380
Gerdau SA 8.875% (g)		2,590	2,486
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,532
Ispat Inland ULC 9.75% 4/1/14		932	979
RathGibson, Inc. 11.25% 2/15/14		5,905	5,374
			88,318
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		7,070	7,070
Glatfelter 7.125% 5/1/16		550	517
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp. 9.0506% 5/1/12 (j)		$ 1,770	$ 1,646
Solo Cup Co. 8.5% 2/15/14		2,140	1,712
			10,945
TOTAL MATERIALS			189,199
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.4%
Citizens Communications Co.:
7.875% 1/15/27		4,895	3,818
9% 8/15/31		3,655	2,796
Indosat Finance Co. BV 7.75% 11/5/10		3,070	2,993
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)		24,035	18,123
Intelsat Corp.:
9.25% 8/15/14 (g)		5,215	4,915
9.25% 6/15/16 (g)		4,515	4,205
Intelsat Ltd. 11.25% 6/15/16		16,840	16,461
Level 3 Financing, Inc.:
8.75% 2/15/17		310	214
12.25% 3/15/13		1,265	1,113
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,100
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		2,150	1,914
Sprint Capital Corp.:
6.875% 11/15/28		7,835	5,289
8.75% 3/15/32		18,770	14,641
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	2,139	385
U.S. West Communications 7.25% 10/15/35		580	406
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	7,388
			89,761
Wireless Telecommunication Services - 2.5%
American Tower Corp. 7.125% 10/15/12		10,745	10,611
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	5,990
Cricket Communications, Inc.:
9.375% 11/1/14		6,460	6,266
9.375% 11/1/14		2,545	2,469
10% 7/15/15 (g)		4,325	4,087
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.:
8.875% 1/15/15 (g)		$ 4,705	$ 3,858
9.125% 1/15/15 pay-in-kind (g)(j)		5,465	4,481
9.25% 9/1/12 (g)		1,880	1,861
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		18,760	17,728
11.5% 6/15/16 (g)		670	643
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		3,655	3,436
8.875% 1/15/15 (g)		11,555	10,746
MetroPCS Wireless, Inc. 9.25% 11/1/14		12,930	12,090
Millicom International Cellular SA 10% 12/1/13		17,975	18,784
Nextel Communications, Inc.:
5.95% 3/15/14		16,705	11,192
7.375% 8/1/15		20,880	13,781
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		8,715	4,968
Telecom Personal SA 9.25% 12/22/10 (g)		16,395	15,821
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		6,540	5,036
			153,848
TOTAL TELECOMMUNICATION SERVICES			243,609
UTILITIES - 1.9%
Electric Utilities - 0.9%
AES Gener SA 7.5% 3/25/14		3,410	3,410
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,271
Edison Mission Energy:
7.5% 6/15/13		13,680	13,201
7.75% 6/15/16		4,965	4,742
Energy Future Holdings:
10.875% 11/1/17 (g)		5,420	4,905
11.25% 11/1/17 pay-in-kind (g)(j)		7,780	6,535
Intergen NV 9% 6/30/17 (g)		7,670	7,517
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV 7.75% 10/17/16		$ 3,335	$ 2,901
National Power Corp. 6.875% 11/2/16 (g)		5,930	5,337
			51,819
Gas Utilities - 0.5%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,020	3,740
6.875% 11/4/11 (Reg. S)		9,745	8,520
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	6,444
8% 3/1/32		4,170	3,880
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		10,300	7,313
			29,897
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 10/15/15		10,145	9,333
8% 10/15/17		13,560	12,509
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	50
6.4% 7/15/06 (c)		9,815	185
6.625% 11/15/05 (c)		2,200	41
6.725% 11/17/08 (c)(j)		684	7
6.75% 8/1/09 (c)		550	10
6.875% 10/15/07 (c)		1,330	25
6.95% 7/15/28 (c)		1,204	12
7.125% 5/15/07 (c)		235	4
7.375% 5/15/19 (c)		1,400	26
7.875% 6/15/03 (c)		235	4
9.125% 4/1/03 (c)		50	1
9.875% 6/5/03 (c)		4,720	89
NRG Energy, Inc.:
7.25% 2/1/14		5,370	4,914
7.375% 2/1/16		1,200	1,086
Reliant Energy, Inc.:
7.625% 6/15/14		4,335	3,273
7.875% 6/15/17		440	326
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,054	906
			32,801
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Aquila, Inc. 11.875% 7/1/12 (f)(j)		$ 1,615	$ 1,777
Utilicorp United, Inc. 7.95% 2/1/11 (f)		39	39
			1,816
TOTAL UTILITIES			116,333
TOTAL NONCONVERTIBLE BONDS			1,654,522
TOTAL CORPORATE BONDS (Cost $1,966,145)			1,669,687
U.S. Government and Government Agency Obligations - 19.0%

U.S. Government Agency Obligations - 7.1%
Fannie Mae:
2.5% 4/9/10		675	668
2.875% 10/12/10		12,276	12,220
3% 7/12/10		15,000	14,966
3.25% 2/10/10		21,409	21,433
3.25% 8/12/10		21,434	21,484
3.25% 4/9/13		3,000	2,920
3.375% 5/19/11		18,602	18,640
3.625% 8/15/11		29,000	29,201
3.625% 2/12/13		37,185	36,809
3.875% 12/10/09		59,500	60,049
3.875% 7/12/13		5,510	5,496
4.75% 11/19/12		15,800	16,339
4.875% 5/18/12		8,000	8,309
6% 5/15/11		7,545	8,055
6.625% 9/15/09		15,115	15,581
Federal Home Loan Bank 3.625% 12/17/10		16,950	17,029
Freddie Mac:
3.25% 7/16/10		2,660	2,665
3.75% 6/28/13		5,000	4,961
3.875% 6/29/11		14,554	14,753
4.5% 1/15/14		59,166	60,429
4.875% 6/13/18		23,510	23,828
5% 2/16/17		13,300	13,478
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.5% 8/23/17		$ 21,600	$ 22,853
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,142
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,560
5.685% 5/15/12		1,285	1,361
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		696	694
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			440,923
U.S. Treasury Obligations - 11.9%
U.S. Treasury Bonds:
4.375% 2/15/38		14,500	14,685
4.5% 5/15/38		6,000	6,194
6.125% 8/15/29		114,650	141,315
6.25% 8/15/23 (i)		61,500	73,843
U.S. Treasury Notes:
1.75% 3/31/10		18,160	18,119
2.375% 8/31/10		24,000	24,184
2.625% 5/31/10		25,758	26,046
2.75% 7/31/10		3,047	3,094
2.75% 2/28/13		140,226	139,503
2.875% 6/30/10		1,845	1,875
3.125% 8/31/13		41,700	42,019
3.375% 6/30/13		8,470	8,640
3.875% 5/15/18		5,040	5,073
4.25% 11/15/17		23,000	23,837
4.75% 8/15/17		153,002	163,998
5.125% 5/15/16		39,190	43,127
TOTAL U.S. TREASURY OBLIGATIONS			735,552
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,165,797)			1,176,475
U.S. Government Agency - Mortgage Securities - 8.1%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 4.2%
3.724% 9/1/33 (j)		$ 507	$ 507
3.907% 5/1/34 (j)		709	716
3.918% 5/1/34 (j)		932	942
3.978% 9/1/33 (j)		981	975
4% 9/1/13 to 5/1/20		4,228	4,084
4.101% 5/1/34 (j)		1,738	1,758
4.111% 9/1/33 (j)		1,585	1,596
4.171% 8/1/33 (j)		625	627
4.207% 9/1/33 (j)		1,101	1,111
4.21% 5/1/35 (j)		11,708	11,568
4.246% 8/1/35 (j)		2,712	2,730
4.251% 6/1/33 (j)		1,578	1,579
4.254% 8/1/33 (j)		724	721
4.287% 11/1/34 (j)		1,665	1,663
4.342% 10/1/19 (j)		209	210
4.378% 5/1/35 (j)		282	285
4.393% 10/1/33 (j)		867	863
4.406% 6/1/33 (j)		1,595	1,600
4.414% 5/1/35 (j)		2,168	2,168
4.483% 11/1/33 (j)		230	232
4.487% 12/1/34 (j)		98	98
4.493% 1/1/35 (j)		961	971
4.5% 3/1/18 to 11/1/19		10,067	9,913
4.506% 3/1/35 (j)		4,589	4,646
4.579% 1/1/35 (j)		1,763	1,781
4.663% 8/1/34 (j)		2,675	2,667
4.693% 2/1/35 (j)		1,204	1,219
4.702% 2/1/35 (j)		2,672	2,679
4.728% 2/1/36 (j)		2,358	2,387
4.731% 10/1/35 (j)		236	234
4.741% 1/1/35 (j)		933	940
4.75% 7/1/35 (j)		638	639
4.761% 7/1/35 (j)		664	665
4.775% 3/1/35 (j)		1,090	1,093
4.786% 7/1/35 (j)		888	890
4.812% 6/1/35 (j)		1,205	1,208
4.824% 9/1/34 (j)		733	740
4.833% 10/1/34 (j)		1,718	1,739
4.835% 4/1/35 (j)		1,619	1,641
4.85% 7/1/34 (j)		866	877
4.85% 1/1/35 (j)		592	596
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.868% 7/1/35 (j)		$ 1,099	$ 1,106
4.874% 5/1/35 (j)		309	313
4.881% 3/1/33 (j)		468	470
4.889% 11/1/35 (j)		1,665	1,688
4.934% 5/1/35 (j)		1,062	1,064
4.939% 8/1/34 (j)		909	921
4.947% 8/1/35 (j)		2,022	2,070
4.984% 2/1/34 (j)		1,412	1,417
4.984% 3/1/35 (j)		1,001	1,010
4.985% 2/1/35 (j)		1,069	1,081
5% 1/1/14 to 5/1/22		346	347
5.002% 5/1/35 (j)		2,396	2,416
5.011% 12/1/32 (j)		1,370	1,387
5.047% 10/1/35 (j)		1,191	1,198
5.072% 7/1/34 (j)		308	311
5.08% 3/1/37 (j)		11,738	11,808
5.096% 10/1/35 (j)		658	663
5.128% 10/1/35 (j)		761	765
5.169% 3/1/36 (j)		2,384	2,400
5.172% 8/1/34 (j)		1,139	1,157
5.179% 7/1/35 (j)		2,676	2,694
5.224% 5/1/35 (j)		899	906
5.266% 12/1/36 (j)		460	467
5.274% 7/1/35 (j)		5,210	5,253
5.306% 3/1/36 (j)		6,177	6,229
5.336% 7/1/35 (j)		375	380
5.343% 2/1/37 (j)		506	514
5.347% 2/1/36 (j)		136	138
5.389% 2/1/37 (j)		2,516	2,558
5.4% 4/1/36 (j)		820	843
5.469% 2/1/37 (j)		3,472	3,542
5.5% 5/1/11 to 6/1/20 (h)		58,764	59,742
5.502% 6/1/47 (j)		374	380
5.518% 11/1/36 (j)		743	757
5.577% 4/1/37 (j)		2,062	2,093
5.63% 4/1/36 (j)		2,394	2,427
5.632% 2/1/36 (j)		612	620
5.659% 6/1/36 (j)		1,365	1,383
5.784% 5/1/36 (j)		503	510
5.785% 3/1/36 (j)		4,879	4,950
5.8% 1/1/36 (j)		339	342
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5.808% 5/1/36 (j)		$ 3,439	$ 3,490
5.813% 6/1/35 (j)		2,092	2,142
5.822% 9/1/36 (j)		978	996
5.892% 12/1/36 (j)		879	893
5.902% 5/1/36 (j)		1,685	1,711
5.954% 5/1/36 (j)		597	608
6% 5/1/12 to 1/1/26		8,726	8,973
6.013% 4/1/36 (j)		9,712	9,881
6.081% 3/1/37 (j)		1,048	1,066
6.156% 4/1/36 (j)		982	999
6.226% 3/1/37 (j)		330	334
6.252% 6/1/36 (j)		147	149
6.313% 6/1/36 (j)		20,967	21,386
6.5% 12/1/12 to 9/1/32		4,301	4,452
7% 9/1/25		4	4
7.5% 1/1/28 to 5/1/37		833	882
TOTAL FANNIE MAE			261,844
Freddie Mac - 3.9%
3.792% 5/1/35 (j)		1,572	1,574
3.995% 7/1/33 (j)		1,452	1,457
4% 5/1/19 to 11/1/20		4,658	4,453
4.008% 4/1/34 (j)		2,855	2,832
4.298% 1/1/35 (j)		2,358	2,389
4.363% 6/1/33 (j)		713	712
4.492% 7/1/35 (j)		1,069	1,067
4.5% 8/1/33		679	642
4.557% 5/1/33 (j)		2,020	2,026
4.666% 9/1/36 (j)		573	573
4.79% 2/1/36 (j)		243	243
4.801% 3/1/35 (j)		568	572
4.885% 10/1/35 (j)		1,014	1,033
5% 3/1/18 to 9/1/38 (h)		110,018	107,591
5.009% 4/1/35 (j)		2,132	2,136
5.022% 4/1/35 (j)		103	103
5.027% 4/1/35 (j)		2,031	2,047
5.028% 7/1/35 (j)		3,205	3,238
5.034% 1/1/37 (j)		4,926	4,989
5.037% 10/1/36 (j)		1,036	1,055
5.103% 7/1/35 (j)		713	716
5.203% 9/1/35 (j)		594	597
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
5.258% 2/1/36 (j)		$ 56	$ 56
5.277% 12/1/33 (j)		1,584	1,592
5.415% 3/1/37 (j)		328	328
5.454% 4/1/37 (j)		389	390
5.481% 1/1/36 (j)		752	759
5.5% 8/1/14 to 6/1/20 (h)		32,142	32,689
5.592% 3/1/36 (j)		4,028	4,065
5.735% 10/1/35 (j)		271	274
5.735% 1/1/36 (j)		338	341
5.752% 5/1/37 (j)		4,230	4,314
5.776% 3/1/37 (j)		2,005	2,031
5.793% 4/1/37 (j)		1,957	1,986
5.797% 5/1/37 (j)		2,469	2,517
5.811% 6/1/37 (j)		1,529	1,547
5.829% 5/1/37 (j)		713	724
5.832% 5/1/37 (j)		314	315
5.949% 4/1/36 (j)		6,905	6,998
6% 7/1/16 to 2/1/19		7,791	8,048
6.006% 6/1/36 (j)		687	696
6.083% 6/1/37 (j)		376	380
6.141% 2/1/37 (j)		642	650
6.143% 12/1/36 (j)		4,548	4,604
6.182% 7/1/36 (j)		4,451	4,526
6.218% 5/1/36 (j)		621	631
6.273% 12/1/36 (j)		1,322	1,344
6.292% 1/1/37 (j)		1,577	1,595
6.383% 7/1/36 (j)		725	737
6.417% 6/1/37 (j)		168	171
6.479% 9/1/36 (j)		3,312	3,374
6.5% 10/1/10 to 3/1/22		7,203	7,464
6.641% 8/1/37 (j)		1,182	1,202
7.513% 4/1/37 (j)		122	125
8.5% 3/1/20		10	11
TOTAL FREDDIE MAC			238,529
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		3	3
6.5% 4/15/26 to 5/15/26		36	38
7% 9/15/25 to 8/15/31		65	69
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Government National Mortgage Association - continued
7.5% 2/15/22 to 8/15/28		$ 119	$ 127
8% 9/15/26 to 12/15/26		23	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			262
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $499,328)			500,635
Asset-Backed Securities - 0.3%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.444% 5/25/16 (j)	EUR	500	616
Series 2007-1:
Class B, 5.325% 3/25/17 (j)	EUR	1,100	1,479
Class C, 5.505% 3/25/17 (j)	EUR	800	1,041
Auto ABS Compartiment Series 2006-1 Class B, 5.213% 7/25/17 (j)	EUR	1,000	1,197
Clock Finance BV Series 2007-1:
Class B2, 5.134% 2/25/15 (j)	EUR	700	839
Class C2, 5.314% 2/25/15 (j)	EUR	400	447
Geldilux Ltd. Series 2007-TS Class C, 5.459% 9/8/14 (j)	EUR	400	454
GLS Ltd. Series 2006-1 Class C, 5.463% 7/15/14 (j)	EUR	500	661
Greene King Finance PLC Series A1, 6.095% 6/15/31 (j)	GBP	1,000	1,369
Lambda Finance BV Series 2005-1X Class C1, 6.3819% 11/15/29 (j)	GBP	500	747
Leek Finance PLC:
Series 17X Class A2A, 6.0919% 12/21/37 (j)	GBP	267	431
Series 18X Class BC, 5.391% 9/21/38 (j)	EUR	600	247
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.262% 1/30/40 (j)	EUR	400	531
Class D, 5.462% 1/30/40 (j)	EUR	550	715
Prime Bricks Series 2007-1:
Class B, 5.262% 1/30/40 (j)	EUR	550	728
Class C, 5.462% 1/30/40 (j)	EUR	450	584
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.629% 3/10/17 (j)	EUR	1,000	1,129
Provide Bricks Series 2007-1 Class B, 5.322% 1/30/40 (j)	EUR	1,400	1,848
Sedna Finance Corp. 5.625% 12/23/14 (j)	EUR	500	0
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Southern Gas Networks PLC Class A1, 5.198% 10/21/10 (j)	EUR	1,650	$ 2,266
Stichting Mars Series 2006 Class C, 5.275% 8/28/14 (j)	EUR	1,000	1,168
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	85
Volkswagen Car Lease Series 9 Class B, 4.713% 4/21/12 (Reg. S) (j)	EUR	282	388
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.6956% 10/25/45 (j)	GBP	526	561
TOTAL ASSET-BACKED SECURITIES (Cost $22,531)			19,531
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 0.1%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 5.234% 2/17/52 (j)	EUR	800	940
Series 2006-1X Class 2C, 5.314% 2/17/52 (j)	EUR	475	665
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.393% 4/12/56 (j)	EUR	650	734
EPIC PLC Series BROD Class D, 5.437% 1/22/16 (j)	EUR	293	361
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.813% 7/15/40 (j)	EUR	167	231
RMAC PLC Series 2005-NS4X Class M2A, 6.2338% 12/12/43 (j)	GBP	1,443	2,009
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 5.9738% 6/12/44 (j)	GBP	1,250	1,430
Shield BV Series 1 Class C, 5.348% 1/20/14 (j)	EUR	1,500	1,882
TOTAL PRIVATE SPONSOR			8,252
U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2007-95 Class A1, 3.4569% 8/27/36 (j)		8,239	8,146
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	8,686
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,366	1,378
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2002-11:
Class QC, 5.5% 3/25/17		$ 2,855	$ 2,885
Class UC, 6% 3/25/17		2,034	2,057
Series 2002-18 Class PC, 5.5% 4/25/17		4,075	4,143
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,740
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,446
Series 2002-9 Class PC, 6% 3/25/17		203	205
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,875
Class PE, 4% 11/25/18		1,515	1,405
Series 2003-122 Class OL, 4% 12/25/18		2,120	1,988
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,535
Series 2003-70 Class BJ, 5% 7/25/33		890	834
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,062
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,945
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,396
Class KD, 4.5% 7/25/18		3,035	2,973
Series 2005-52 Class PB, 6.5% 12/25/34		3,611	3,724
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		718	725
Series 2003-18 Class EY, 5% 6/25/17		2,786	2,785
Series 2004-95 Class AN, 5.5% 1/25/25		1,883	1,905
Series 2005-117, Class JN, 4.5% 1/25/36		808	709
Series 2005-29 Class KA, 4.5% 2/25/35		2,523	2,491
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,405
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,457
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		386	388
Series 2115 Class PE, 6% 1/15/14		145	149
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 2.9875% 1/15/30 (j)		5,186	5,140
Series 2630 Class FL, 2.9875% 6/15/18 (j)		104	105
Series 2861 Class GF, 2.7875% 1/15/21 (j)		3,063	3,052
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		763	767
Series 2378 Class PE, 5.5% 11/15/16		4,271	4,300
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2381 Class OG, 5.5% 11/15/16		$ 609	$ 613
Series 2390 Class CH, 5.5% 12/15/16		1,955	1,969
Series 2425 Class JH, 6% 3/15/17		1,043	1,054
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,594
Series 2695 Class DG, 4% 10/15/18		3,865	3,610
Series 2773 Class EG, 4.5% 4/15/19		14,395	13,577
Series 2831 Class PB, 5% 7/15/19		3,990	3,895
Series 2866 Class XE, 4% 12/15/18		4,450	4,376
Series 2996 Class MK, 5.5% 6/15/35		781	793
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,096	1,089
Series 2467 Class NB, 5% 7/15/17		1,610	1,602
Series 2546 Class C, 5% 12/15/17		2,679	2,663
Series 2569 Class HB, 5% 9/15/16		4,300	4,323
Series 2570 Class CU, 4.5% 7/15/17		292	293
Series 2572 Class HK, 4% 2/15/17		410	410
Series 2617 Class GW, 3.5% 6/15/16		242	242
Series 2627:
Class BG, 3.25% 6/15/17		196	189
Class KP, 2.87% 12/15/16		196	190
Series 2685 Class ND, 4% 10/15/18		1,745	1,623
Series 2773 Class TA, 4% 11/15/17		2,579	2,548
Series 2849 Class AL, 5% 5/15/18		1,462	1,455
Series 2860 Class CP, 4% 10/15/17		350	350
Series 2930 Class KT, 4.5% 2/15/20		7,833	7,149
Series 2937 Class HJ, 5% 10/15/19		1,427	1,435
Series 3266:
Class C, 5% 2/15/20		1,373	1,369
Class D, 5% 1/15/22		15,423	14,802
Series 3401 Class EB, 5% 12/15/22		1,823	1,704
Series 3455 Class MB, 4.5% 6/15/23		28,055	25,665
Series 2564 Class BQ, 5.5% 10/15/17		2,529	2,554
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,040
Series 2863 Class DB, 4% 9/15/14		238	233
Series 2975 Class NA, 5% 7/15/23		959	970
TOTAL U.S. GOVERNMENT AGENCY			203,180
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $213,218)			211,432
Commercial Mortgage Securities - 0.3%
		Principal Amount (000s) (d)	Value (000s)
Bruntwood Alpha PLC Series 2007-1 Class C, 6.3094% 1/15/17 (j)	GBP	700	$ 971
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.3469% 10/22/37 (j)	GBP	1,000	1,245
European Property Capital Series 4 Class C, 6.165% 7/20/14 (j)	GBP	297	481
German Residential Asset Note Distributor PLC Series 1 Class A, 5.198% 7/20/16 (j)	EUR	1,293	1,704
JLOC 36 LLC Reg. S:
Class A1, 1.1538% 2/16/16 (j)	JPY	73,200	676
Class B, 1.3238% 2/16/16 (j)	JPY	75,670	683
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3019% 1/15/15 (j)	JPY	92,510	851
London & Regional Debt Securitisation No. 1 PLC Class A, 6.0294% 10/15/14 (j)	GBP	650	1,022
Opera Finance (CMH) PLC Class B, 5.047% 1/15/15 (j)	EUR	1,100	1,315
Opera Finance PLC 6.0888% 7/31/13 (j)	GBP	977	1,621
Paris Prime Community Real Estate Series 2006-1 Class B, 5.207% 4/22/14 (g)(j)	EUR	721	914
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.0194% 7/15/16 (j)	GBP	2,000	3,005
Rivoli Pan Europe PLC Series 2006-1 Class B 5.248% 8/3/18 (j)	EUR	650	795
Silver Maple Investment Co. Ltd. Class 2A, 5.121% 4/30/14 (j)	EUR	700	879
Skyline BV Series 2007-1 Class D, 5.767% 7/22/43 (j)	EUR	1,100	1,006
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,741)			17,168
Foreign Government and Government Agency Obligations - 20.3%

Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	25,920	3,803
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,014	4,568
par 1.33% 12/31/38 (f)		10,190	2,548
7% 3/28/11		87,195	64,423
7% 9/12/13		61,130	41,319
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,864
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,000,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Brazilian Federative Republic:
6% 9/15/13		$ 1,417	$ 1,360
8.25% 1/20/34		5,050	5,719
8.75% 2/4/25		4,640	5,429
10% 1/1/10	BRL	7,972	3,979
12.25% 3/6/30		7,940	12,327
12.75% 1/15/20		2,410	3,531
British Columbia Province 5.7% 6/18/29	CAD	12,000	12,124
Canadian Government:
3.75% 6/1/09	CAD	41,325	39,046
4% 6/1/17	CAD	22,350	21,470
5% 6/1/14	CAD	25,300	25,815
5% 6/1/37	CAD	19,000	20,180
5.75% 6/1/29	CAD	11,000	12,411
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,578	1,350
warrants 11/15/20 (a)(l)		2,750	578
Colombian Republic:
7.375% 9/18/37		4,425	4,425
11.75% 3/1/10	COP	2,190,000	1,018
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		4,665	3,825
Dominican Republic:
3.6713% 8/30/24 (j)		4,323	4,042
9.04% 1/23/18 (g)		8,356	7,875
9.5% 9/27/11 (Reg. S)		5,928	5,869
Ecuador Republic:
5% 2/28/25		1,580	940
10% 8/15/30 (Reg. S)		12,240	8,813
12% 11/15/12 (Reg. S)		2,754	2,506
French Republic:
3.5% 4/25/15	EUR	25,450	34,509
4% 4/25/18	EUR	19,800	27,104
Gabonese Republic 8.2% 12/12/17 (g)		10,525	9,788
Georgia Republic 7.5% 4/15/13		1,240	1,048
German Federal Republic:
2.5% 10/8/10	EUR	32,500	44,907
3.5% 4/12/13	EUR	39,170	54,549
3.75% 7/4/13	EUR	3,200	4,508
4.25% 7/4/39	EUR	15,900	21,075
4.75% 7/4/34	EUR	4,200	5,982
5.5% 1/4/31	EUR	7,650	11,930
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
German Federal Republic: - continued
5.625% 1/4/28	EUR	22,000	$ 34,631
Ghana Republic 8.5% 10/4/17 (g)		8,475	7,204
Greek Government:
4.5% 9/20/37	EUR	7,000	8,565
4.6% 7/20/18	EUR	9,225	12,618
Indonesian Republic:
6.625% 2/17/37 (g)		3,550	2,734
7.75% 1/17/38 (g)		4,235	3,706
8.5% 10/12/35 (Reg. S)		2,640	2,534
Islamic Republic of Pakistan:
6.75% 2/19/09		14,205	12,216
7.125% 3/31/16 (g)		5,175	2,381
Italian Republic 4.5% 8/1/18	EUR	49,925	68,995
Japan Government:
0.75% 7/20/20 (j)	JPY	825,000	6,968
1.1% 12/20/12	JPY	5,000,000	47,221
1.3% 9/20/12	JPY	700,000	6,667
1.7% 12/20/16	JPY	7,200,000	69,666
2.1% 9/20/27	JPY	1,000,000	9,390
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (j)		10,210	9,904
7.875% 5/20/11 (Reg. S)		3,715	3,669
8.625% 6/20/13 (Reg. S)		7,310	7,219
9% 5/2/14		2,780	2,780
Ontario Province 4.2% 3/8/18	CAD	13,100	11,873
Peruvian Republic 3% 3/7/27 (f)		900	698
Philippine Republic:
9.5% 2/2/30		2,910	3,587
10.625% 3/16/25		3,025	4,001
Polish Government 5.625% 6/20/18	EUR	9,225	13,439
Republic of Fiji 6.875% 9/13/11		3,310	2,913
Republic of Serbia 3.75% 11/1/24 (f)(g)		11,660	9,969
Russian Federation:
7.5% 3/31/30 (Reg. S)		46,638	47,515
12.75% 6/24/28 (Reg. S)		7,325	11,756
Turkish Republic:
6.75% 4/3/18		8,735	8,189
6.875% 3/17/36		11,960	10,481
7% 9/26/16		5,290	5,131
7.25% 3/5/38		6,850	6,216
7.375% 2/5/25		10,955	10,489
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic: - continued
11.875% 1/15/30		$ 4,450	$ 6,436
14% 1/19/11	TRY	5,470	3,893
UK Treasury GILT:
4.5% 3/7/19	GBP	2,500	4,417
4.5% 12/7/42	GBP	15,755	27,864
4.75% 6/7/10	GBP	17,400	31,308
4.75% 12/7/30	GBP	2,330	4,176
5% 3/7/25	GBP	27,180	49,897
6% 12/7/28	GBP	1,375	2,863
Ukraine Government:
6.385% 6/26/12 (g)		9,175	7,661
6.75% 11/14/17 (g)		17,405	12,445
United Mexican States:
7.5% 4/8/33		2,070	2,261
8.3% 8/15/31		1,710	2,022
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	36,646	1,720
8% 11/18/22		6,062	6,001
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		3,260	116
3.7906% 4/20/11 (Reg. S) (j)		13,325	10,960
5.375% 8/7/10 (Reg. S)		9,180	8,170
7% 3/31/38		3,920	2,254
8.5% 10/8/14		8,575	6,903
9% 5/7/23 (Reg. S)		9,750	6,679
9.25% 9/15/27		17,895	13,421
9.375% 1/13/34		4,855	3,301
10.75% 9/19/13		21,608	19,663
13.625% 8/15/18		10,415	10,832
Vietnamese Socialist Republic:
4% 3/12/28 (f)		1,890	1,531
6.875% 1/15/16 (g)		4,475	4,139
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,337,940)			1,254,815
Supranational Obligations - 0.0%

European Investment Bank 4.75% 10/15/17 (Cost $3,458)	EUR	2,200	3,137
Common Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	113,725	$ 0
Remy International, Inc. (a)	40,800	816
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	165,925	498
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
TOTAL CONSUMER DISCRETIONARY		1,314
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)(g)	895	2
Airlines - 0.1%
Delta Air Lines, Inc. (a)	593,040	4,418
Northwest Airlines Corp. (a)	141,757	1,280
		5,698
TOTAL INDUSTRIALS		5,700
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	546,000	7
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	172
TOTAL COMMON STOCKS (Cost $17,383)		7,193
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	236
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	$ 0
TOTAL PREFERRED STOCKS (Cost $165)		236
Floating Rate Loans (n) - 2.3%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
AM General LLC:
Tranche B, term loan 5.8241% 9/30/13 (j)		$ 3,309	2,747
5.4875% 9/30/12 (j)		132	110
Ford Motor Co. term loan 5.49% 12/15/13 (j)		1,540	1,016
			3,873
Diversified Consumer Services - 0.0%
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (j)		4,150	3,403
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 5.7069% 2/16/14 (j)		142	95
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0688% 6/14/13 (j)		41	27
term loan 6% 6/14/14 (j)		477	319
Six Flags, Inc. Tranche B, term loan 5.6% 4/30/15 (j)		721	548
			989
Media - 0.3%
Advanstar, Inc. Tranche 2LN, term loan 8.7619% 11/30/14 (j)		380	209
Discovery Communications, Inc. term loan 5.7619% 5/14/14 (j)		1,037	954
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9875% 12/12/14 (j)		27,751	20,813
			21,976
Specialty Retail - 0.1%
Michaels Stores, Inc. term loan 4.8631% 10/31/13 (j)		5,085	3,738
Toys 'R' US, Inc. term loan 5.4863% 12/8/09 (j)		1,595	1,388
			5,126
Floating Rate Loans (n) - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (j)		$ 1,650	$ 1,510
Tranche B 1LN, term loan 4.7091% 9/5/13 (j)		3,703	3,332
			4,842
TOTAL CONSUMER DISCRETIONARY			40,209
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.2389% 6/5/13 (j)		1,095	997
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 5.0137% 6/4/14 (j)		2,687	2,149
TOTAL CONSUMER STAPLES			3,146
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 5.2987% 1/12/14 (j)		565	514
Helix Energy Solutions Group, Inc. term loan 5.1057% 7/1/13 (j)		689	634
			1,148
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 5.5413% 12/28/10 (j)		532	473
Tranche D, term loan 5.5426% 12/28/13 (j)		1,722	1,532
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 5.76% 10/31/12 (j)		540	491
term loan 5.9699% 10/31/12 (j)		946	860
Venoco, Inc. Tranche 2LN, term loan 6.8125% 5/7/14 (j)		410	373
Walter Industries, Inc. term loan 5.19% 10/3/12 (j)		62	54
			3,783
TOTAL ENERGY			4,931
Floating Rate Loans (n) - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 6.05% 4/8/12 (j)		$ 2,252	$ 1,577
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4.71% 4/26/15 (j)(o)		176	166
7.0119% 4/26/15 (j)		699	660
			826
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 5.28% 7/25/14 (j)		5,941	5,258
Tranche DD, term loan 7/25/14 (o)		304	269
Health Management Associates, Inc. Tranche B, term loan 5.5119% 2/28/14 (j)		903	749
			6,276
TOTAL HEALTH CARE			7,102
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 5.5413% 2/21/13 (j)		83	72
Tranche 2LN, term loan 9.7913% 2/21/14 (j)		140	118
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.96% 9/29/13 (j)		165	150
Tranche 2LN, term loan 9.46% 3/28/14 (j)		70	62
			402
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 6.95% 4/30/14 (j)		1,878	1,296
Northwest Airlines, Inc. term loan 4.75% 8/21/13 (j)		3,938	3,190
United Air Lines, Inc. Tranche B, term loan 5.457% 2/1/14 (j)		5,790	3,474
			7,960
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 3.9613% 3/28/14 (j)		208	199
term loan 5.57% 3/28/14 (j)		290	279
Floating Rate Loans (n) - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.:
Credit-Linked Deposit 5.79% 1/26/14 (j)		$ 126	$ 109
term loan 5.6369% 1/26/14 (j)		1,990	1,721
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.8125% 2/7/15 (j)		650	585
			2,893
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 5.2578% 10/17/12 (j)		53	48
Dresser, Inc.:
Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (j)		4,050	3,686
Tranche B 1LN, term loan 5.096% 5/4/14 (j)		524	482
Navistar International Corp.:
term loan 6.1914% 1/19/12 (j)		2,310	1,987
Credit-Linked Deposit 6.0463% 1/19/12 (j)		840	722
			6,925
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 6.3969% 11/30/14 (j)		810	393
VWR Funding, Inc. term loan 6.2038% 6/29/14 (j)		1,440	1,210
			1,603
TOTAL INDUSTRIALS			19,783
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (j)		5,219	4,358
Tranche B-A1, term loan 5.0406% 10/1/14 (j)		1,496	1,249
Tranche B-B, term loan 5.0413% 10/1/12 (j)		6,043	5,136
			10,743
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 5.097% 3/20/13 (j)		3,578	3,220
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 4.2363% 12/1/13 (j)		11,782	8,954
Floating Rate Loans (n) - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 6.0119% 6/11/14 (j)		$ 3,882	$ 3,378
Tranche 2LN, term loan 9.5119% 6/11/15 (j)		1,790	1,486
Open Solutions, Inc. term loan 5.145% 1/23/14 (j)		236	161
			5,025
TOTAL INFORMATION TECHNOLOGY			27,942
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9856% 4/2/13 (j)		206	186
term loan 4.2831% 4/2/14 (j)		1,120	1,011
Momentive Performance Materials, Inc. Tranche B1, term loan 6% 12/4/13 (j)		1,016	864
			2,061
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 4.8% 4/3/15 (j)		4,836	3,917
Metals & Mining - 0.1%
Aleris International, Inc. term loan 5.25% 12/19/13 (j)		2,771	2,258
Novelis Corp. term loan 5.77% 7/6/14 (j)		4,444	3,733
			5,991
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 11% 2/22/15 (j)		7,260	6,389
White Birch Paper Co. Tranche 1LN, term loan 6.52% 5/8/14 (j)		1,487	997
			7,386
TOTAL MATERIALS			19,355
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 10.035% 12/12/11 pay-in-kind (j)		6,242	5,365
Tranche 2, term loan 11.32% 3/21/15 (j)		2,840	2,755
Floating Rate Loans (n) - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Telecomunicazioni SpA: - continued
Tranche B, term loan 5.885% 9/21/13 (j)		$ 1,280	$ 1,178
Tranche C, term loan 6.635% 9/21/14 (j)		1,280	1,178
			10,476
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 7.2619% 6/16/13 (j)		616	588
MetroPCS Wireless, Inc. Tranche B, term loan 5.4021% 11/3/13 (j)		1,431	1,245
			1,833
TOTAL TELECOMMUNICATION SERVICES			12,309
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 5.2619% 2/1/13 (j)		4,184	3,786
4.3% 2/1/13 (j)		2,055	1,860
			5,646
TOTAL FLOATING RATE LOANS (Cost $163,444)			142,000
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (j) (Cost $483)	JPY	59,176	473
Fixed-Income Funds - 3.5%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $246,952)	2,566,375	217,629
Preferred Securities - 0.7%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Globo Comunicacoes e Participacoes SA 9.375%	12,975	$ 12,889
Net Servicos de Comunicacao SA 9.25% (g)	7,635	7,395
		20,284
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%	21,044	20,737
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (j)	1,300	1,327
MUFG Capital Finance 3 Ltd. 2.68% (j)	150,000	1,417
		2,744
TOTAL PREFERRED SECURITIES (Cost $44,962)		43,765
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $94)	8,380	251
Money Market Funds - 14.1%
	Shares
Fidelity Cash Central Fund, 1.92% (b) (Cost $869,544)	869,543,684	869,544
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $6,571,185)		6,133,971
NET OTHER ASSETS - 0.9%		54,474
NET ASSETS - 100%		$ 6,188,445
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
353 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	$ 75,343	$ 192

The face value of futures purchased as a percentage of net assets - 1.2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.45% with Citibank	Sept. 2018	$ 16,040	$ 8
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	8,000	(50)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	6,000	(126)
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	46,000	(512)
Receive semi-annually a fixed rate equal to 2.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2011	34,000	(325)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs, Inc.	April 2010	3,400	23
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	14,000	(24)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.33% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	$ 19,800	$ (23)
Receive semi-annually a fixed rate equal to 4.00% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2013	15,300	(53)
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	13,580	98
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2018	3,350	(15)
Receive semi-annually a fixed rate equal to 4.66% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	August 2018	8,160	145
Receive semi-annually a fixed rate equal to 4.675% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2018	10,368	193
Receive semi-annually a fixed rate equal to 4.681% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	August 2018	5,893	113
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	22,000	461
		$ 225,891	$ (87)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $430,825,000 or 7.0% of net assets.

(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $444,000.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ -
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153

(n) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $374,000 and $336,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,285
Fidelity Floating Rate Central Fund	9,408
Total	$ 23,693
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 313,392	$ 77,136	$ 139,169	$ 217,629	8.6%
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,133,971	$ 1,094,357	$ 5,037,557	$ 2,057
Other Financial Instruments*	$ 105	$ 192	$ (87)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 8,901
Total Realized Gain (Loss)	27
Total Unrealized Gain (Loss)	(5,356)
Cost of Purchases	-
Proceeds of Sales	(4,054)
Amortization/Accretion	3
Transfer in/out of Level 3	2,536
Ending Balance	$ 2,057

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,558,273,000. Net unrealized depreciation aggregated $424,302,000, of which $50,697,000 related to appreciated investment securities and $474,999,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008